LOANS PAYABLE RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Advances from related party		$ 10,000
Amount Owned From Related Party		10,000
Repayment of Loan			$ 93,697
Eric Newlan
Advances from related party		70,500
Company Owned Amount		70,500
EF2T, Inc. [Member]
Accrued and unpaid interest		996	773
Related party debt, principal amount	$ 773	4,470	4,470
Astonia LLC [Member]
Related party debt, principal amount		5,242	5,242
Accrued interest		491	268
Related party debt, principal amount		$ 5,242	5,242
Mr. Newlan [Member]
Advances from related party			93,732
Advances from related party	93,732
Repayment of Loan			93,697
Repayment of principal amount	58,600		61,119
Accrued interest	3,499		3,499
Prepayment of premium amount	31,598		29,078
Related party debt, principal amount	$ 93,697		$ 93,697